Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Net income (loss)	$ (5,003,355)	$ (3,646,027)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	140,893	120,886
Share-based compensation	230,837	356,469
Loss on exchange of debt	1,073,317	0
Loss on extinguishment of debt	111,928	0
Amortization of deferred issuance costs	502,516	156,159
Change in fair value related to warrants and derivative	(330,632)	(318,452)
Non-cash interest related to bridge funding	58,002	48,954
Change in assets and liabilities
Accounts receivable	(2,351)	(9,409)
Prepaids and other current assets	(329,306)	34,182
Accounts payable	(443,068)	207,771
Accrued and other liabilities	(326,399)	103,695
Note payable, net of discount	(31,129)	32,607
Net cash (used in) operations	(4,348,748)	(2,913,165)
Investing activities
Intangible assets - Patents	(261,220)	(85,603)
Net cash (used in) investing activities	(261,220)	(85,603)
Financing activities
Issuance of common stock and warrants related to public offering, net deductions	2,691,391	0
Proceeds from equity line	1,754,032	0
Proceeds from common stock and warrant RegA+ offering	529,254	0
Proceeds from sales of C-Series preferred stock and warrants	1,000,000	0
Repayment of promissory notes	(300,973)	0
Common stock cash issuance costs	(714,332)	0
Preferred stock cash issuance costs	(35,000)	0
Bridge fund cash issuance costs	(23,375)	(312,588)
Proceeds from bridge funding	0	2,000,000
Proceeds from sale of Series A preferred stock	0	1,000
Redemption of Series A Preferred stock	0	(1,000)
Net cash provided by financing activities	4,900,996	1,687,412
Net increase (decrease) in cash and cash equivalents	291,028	(1,311,356)
Cash, cash equivalents and restricted cash, beginning of period	1,031,069	1,482,806
Cash, cash equivalents and restricted cash, end of period	1,322,098	171,450
Non-cash activities
Dividends accrued on preferred shares	12,142	0
Exchange of indebtedness for preferred shares	930,052	0
Issuance of common shares in exchange for debt	1,771,606	0
Issuance of bridge fund commitment shares	33,297	0
Accrued issuance costs related to preferred stock	55,000	0
Accrued issuance costs related to common stock	94,733	0
Designation of prepaid expenses to common stock issuance costs	919,439	0
Issuance of common shares related to restricted stock units	216,397	0
Fair value of warrants and derivative related to bridge funding	0	896,798
Accrued debt issuance costs related to bridge funding	0	16,225
Issuance of warrants related to bridge funding	0	60,000
Issuance of commitment shares related to bridge funding	0	175,619
Original issue discount (15%) related to bridge funding	$ 0	$ 300,000